Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments April 30, 2023
(Unaudited)
JPC
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 158.0%   (99.7% of Total Investments)
X 620,123,572 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 82.2% (51.9% of Total Investments)
X 620,123,572
Automobiles - 2.3%
$ 5,400 General Motors Financial Co Inc 5.700% N/A (3) BB+ $ 4,718,250
14,640 General Motors Financial Co Inc (4) 5.750% N/A (3) BB+ 12,425,993
Total Automobiles 17,144,243
Banks - 33.4%
1,415 Bank of America Corp 6.100% N/A (3) BBB+ 1,388,469
14,835 Bank of America Corp 6.500% N/A (3) BBB+ 14,789,308
4,830 Bank of America Corp 6.250% N/A (3) BBB+ 4,721,808
3,685 Bank of America Corp 4.375% N/A (3) BBB+ 3,141,463
3,720 Bank of America Corp (4) 6.300% N/A (3) BBB+ 3,746,232
1,820 Citigroup Inc 4.150% N/A (3) BBB- 1,496,950
9,981 Citigroup Inc 5.950% N/A (3) BBB- 9,357,364
13,145 Citigroup Inc 6.300% N/A (3) BBB- 12,399,679
6,290 Citigroup Inc (4) 5.000% N/A (3) BBB- 5,896,875
16,055 Citigroup Inc (4),(5) 6.250% N/A (3) BBB- 15,746,262
2,415 Citigroup Inc 7.375% N/A (3) BBB- 2,384,813
1,685 Citizens Financial Group Inc 6.375% N/A (3) Baa3 1,457,525
2,015 Citizens Financial Group Inc (4) 4.000% N/A (3) Baa3 1,566,663
3,150 CoBank ACB (4) 6.250% N/A (3) BBB+ 2,965,095
8,820 CoBank ACB 6.450% N/A (3) BBB+ 8,312,164
1,025 Fifth Third Bancorp (4) 4.500% N/A (3) Baa3 907,794
14,985 First Citizens BancShares Inc /NC (3-Month LIBOR
reference rate + 3.972% spread) (6)
8.838% N/A (3) Ba1 13,898,588
925 Goldman Sachs Group Inc /The 3.800% N/A (3) BBB- 766,594
910 Goldman Sachs Group Inc /The 4.400% N/A (3) BB+ 773,235
2,314 HSBC Capital Funding Dollar 1 LP, 144A (4) 10.176% N/A (3) BBB 2,822,089
8,525 Huntington Bancshares Inc /OH 5.625% N/A (3) Baa3 7,604,506
5,825 JPMorgan Chase & Co 5.000% N/A (3) BBB+ 5,582,482
2,355 JPMorgan Chase & Co (4) 6.100% N/A (3) BBB+ 2,330,202
23,065 JPMorgan Chase & Co (4) 6.750% N/A (3) BBB+ 23,037,322
1,830 JPMorgan Chase & Co 3.650% N/A (3) BBB+ 1,604,361
2,485 KeyCorp 5.000% N/A (3) Baa3 1,963,149
6,970 M&T Bank Corp (4) 6.450% N/A (3) Baa2 6,312,206
1,880 M&T Bank Corp 5.125% N/A (3) Baa2 1,456,010
1,440 M&T Bank Corp (4) 3.500% N/A (3) Baa2 946,800
1,740 PNC Financial Services Group Inc /The 6.200% N/A (3) Baa2 1,638,571
16,977 PNC Financial Services Group Inc /The (3-Month LIBOR
reference rate + 3.678% spread) (4),(6)
3.804% N/A (3) Baa2 16,894,948
3,185 PNC Financial Services Group Inc /The 6.000% N/A (3) Baa2 2,954,088
2,657 PNC Financial Services Group Inc /The 5.000% N/A (3) Baa2 2,417,870
2,835 PNC Financial Services Group Inc /The 3.400% N/A (3) Baa2 2,168,986
7,960 PNC Financial Services Group Inc /The (4) 6.250% N/A (3) Baa2 7,295,340
3,545 Regions Financial Corp 5.750% N/A (3) Baa3 3,350,895
6,082 Truist Financial Corp 5.100% N/A (3) Baa2 5,364,704
3,430 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (6)
7.968% N/A (3) Baa2 3,292,800
12,915 Truist Financial Corp 4.800% N/A (3) Baa2 11,219,906
6,490 Wells Fargo & Co 5.900% N/A (3) Baa2 6,119,421
1,385 Wells Fargo & Co (4) 7.950% 11/15/29 Baa1 1,543,809
8,047 Wells Fargo & Co (4) 3.900% N/A (3) Baa2 7,002,439
12,370 Wells Fargo & Co (4),(5) 5.875% N/A (3) Baa2 12,100,581
9,666 Zions Bancorp NA 7.200% N/A (3) BB+ 8,298,261

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPC
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 1,105 Zions Bancorp NA 5.800% N/A (3) BB+ $ 866,415
Total Banks 251,905,042
Capital Markets - 3.5%
2,040 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 1,986,450
3,090 Charles Schwab Corp/The (4) 4.000% N/A (3) Baa2 2,591,799
5,720 Charles Schwab Corp/The 5.375% N/A (3) Baa2 5,444,725
7,411 Goldman Sachs Group Inc /The 5.300% N/A (3) BBB- 7,031,446
8,359 Goldman Sachs Group Inc /The 5.500% N/A (3) BBB- 8,065,344
1,555 Goldman Sachs Group Inc /The 4.125% N/A (3) BBB- 1,303,428
Total Capital Markets 26,423,192
Communications Equipment - 0.2%
2,315 Vodafone Group PLC (4) 4.125% 6/04/81 BB+ 1,872,835
Total Communications Equipment 1,872,835
Consumer Finance - 2.3%
3,674 Ally Financial Inc (4) 4.700% N/A (3) Ba2 2,709,575
6,365 Ally Financial Inc 4.700% N/A (3) Ba2 4,471,412
4,560 American Express Co 3.550% N/A (3) Baa2 3,831,217
3,215 Capital One Financial Corp 3.950% N/A (3) Baa3 2,371,507
3,175 Discover Financial Services (4) 6.125% N/A (3) Ba1 3,005,713
1,465 Discover Financial Services 5.500% N/A (3) Ba1 1,113,400
Total Consumer Finance 17,502,824
Electric Utilities - 2.9%
2,070 American Electric Power Co Inc 3.875% 2/15/62 BBB 1,656,670
6,070 Edison International (4) 5.000% N/A (3) BB+ 5,188,729
995 Edison International (4) 5.375% N/A (3) BB+ 886,072
11,680 Emera Inc (4) 6.750% 6/15/76 BB+ 11,124,181
3,580 Southern Co/The 4.000% 1/15/51 BBB- 3,363,768
Total Electric Utilities 22,219,420
Financial Services - 4.8%
4,570 American AgCredit Corp, 144A (4) 5.250% N/A (3) BB+ 3,975,900
2,590 Capital Farm Credit ACA, 144A (4) 5.000% N/A (3) BB 2,331,000
12 Compeer Financial ACA, 144A (4) 6.750% N/A (3) BB+ 12,537,204
1,100 Compeer Financial ACA, 144A 4.875% N/A (3) BB+ 968,000
7,470 Equitable Holdings Inc 4.950% N/A (3) BBB- 6,807,460
9,696 Voya Financial Inc (4) 6.125% N/A (3) BBB- 9,338,993
Total Financial Services 35,958,557
Food Products - 5.0%
2,145 Dairy Farmers of America Inc , 144A 7.125% N/A (3) BB+ 1,823,250
3,860 Land O' Lakes Inc , 144A (4) 7.250% N/A (3) BB 3,319,600
7,435 Land O' Lakes Inc , 144A (4) 7.000% N/A (3) BB 6,319,750
28,560 Land O' Lakes Inc , 144A (4) 8.000% N/A (3) BB 26,275,200
Total Food Products 37,737,800
Independent Power and Renewable Electricity Producers - 2.1%
2,200 AES Andes SA, 144A (4) 7.125% 3/26/79 BB 2,072,400
4,775 AES Andes SA, 144A 6.350% 10/07/79 BB 4,430,666
8,525 Vistra Corp, 144A 8.000% N/A (3) Ba3 8,034,812
1,550 Vistra Corp, 144A 7.000% N/A (3) Ba3 1,390,084
Total Independent Power and Renewable Electricity Producers 15,927,962

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Industrial Conglomerates - 0.7%
$ 5,079 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (4),(6)
8.196% N/A (3) BBB- $ 5,070,112
Total Industrial Conglomerates 5,070,112
Insurance - 13.6%
1,615 Aegon NV 5.500% 4/11/48 Baa1 1,566,227
1,550 American International Group Inc (4) 5.750% 4/01/48 BBB- 1,491,875
16,404 Assurant Inc (4) 7.000% 3/27/48 Baa3 15,648,629
11,519 Assured Guaranty Municipal Holdings Inc , 144A (4) 6.400% 12/15/66 BBB+ 10,309,505
2,465 AXIS Specialty Finance LLC (4) 4.900% 1/15/40 BBB 1,981,260
2,395 Enstar Finance LLC 5.750% 9/01/40 BBB- 1,999,466
5,720 Enstar Finance LLC (5) 5.500% 1/15/42 BBB- 4,117,809
8,710 Markel Corp 6.000% N/A (3) BBB- 8,462,876
3,860 MetLife Inc 3.850% N/A (3) BBB 3,589,800
2,010 MetLife Inc 5.875% N/A (3) BBB 1,865,174
4,088 MetLife Inc , 144A 9.250% 4/08/38 BBB 4,813,620
2,485 PartnerRe Finance B LLC (4) 4.500% 10/01/50 Baa1 2,087,764
7,488 Provident Financing Trust I (4) 7.405% 3/15/38 BB+ 7,525,440
745 Prudential Financial Inc 3.700% 10/01/50 BBB+ 638,437
2,690 Prudential Financial Inc 5.125% 3/01/52 BBB+ 2,433,726
9,055 QBE Insurance Group Ltd, 144A (4) 7.500% 11/24/43 Baa1 9,054,005
2,960 QBE Insurance Group Ltd, 144A (4) 5.875% N/A (3) Baa2 2,794,786
9,498 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 9,407,046
9,700 SBL Holdings Inc , 144A (5) 6.500% N/A (3) BB 5,647,243
10,685 SBL Holdings Inc , 144A (4) 7.000% N/A (3) BB 6,891,825
Total Insurance 102,326,513
Media - 0.3%
3,110 Paramount Global 6.375% 3/30/62 Baa3 2,667,634
Total Media 2,667,634
Multi-Utilities - 2.5%
2,125 Algonquin Power & Utilities Corp (4) 4.750% 1/18/82 BB+ 1,718,600
7,999 CenterPoint Energy Inc 6.125% N/A (3) BBB- 7,619,047
1,210 CMS Energy Corp (4) 4.750% 6/01/50 BBB- 1,058,750
1,320 NiSource Inc 5.650% N/A (3) BBB- 1,252,548
3,005 Sempra Energy 4.125% 4/01/52 BBB- 2,433,574
4,750 Sempra Energy 4.875% N/A (3) BBB- 4,466,722
Total Multi-Utilities 18,549,241
Oil, Gas & Consumable Fuels - 2.7%
2,578 Enbridge Inc 5.500% 7/15/77 BBB- 2,281,397
3,460 Enbridge Inc (4) 7.625% 1/15/83 BBB- 3,524,292
5,765 Enbridge Inc (4) 5.750% 7/15/80 BBB- 5,277,379
1,540 Enbridge Inc (4) 6.000% 1/15/77 BBB- 1,439,235
3,320 Energy Transfer LP (4) 6.500% N/A (3) BB 2,938,200
630 Energy Transfer LP 7.125% N/A (3) BB 530,775
2,245 Transcanada Trust 5.500% 9/15/79 BBB- 1,902,184
3,015 Transcanada Trust 5.600% 3/07/82 BBB- 2,549,302
Total Oil, Gas & Consumable Fuels 20,442,764
Trading Companies & Distributors - 4.0%
15,493 AerCap Global Aviation Trust, 144A (4) 6.500% 6/15/45 Baa3 14,552,296
6,030 AerCap Holdings NV (4) 5.875% 10/10/79 BB+ 5,593,107
4,180 Air Lease Corp (4) 4.650% N/A (3) BB+ 3,432,609
8,474 ILFC E-Capital Trust I, 144A 6.798% 12/21/65 Baa3 5,497,508
1,960 ILFC E-Capital Trust I, 144A 6.548% 12/21/65 Baa3 1,264,200
Total Trading Companies & Distributors 30,339,720

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPC
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
U.S. Agency - 1.0%
$ 2,420 Farm Credit Bank of Texas, 144A (4) 5.700% N/A (3) Baa1 $ 2,105,400
5,835 Farm Credit Bank of Texas, 144A (4) 6.200% N/A (3) BBB+ 5,120,213
Total U.S. Agency 7,225,613
Wireless Telecommunication Services - 0.9%
6,644 Vodafone Group PLC 7.000% 4/04/79 BB+ 6,810,100
Total Wireless Telecommunication Services 6,810,100
Total $1,000 Par (or similar) Institutional Preferred (cost $682,747,830) 620,123,572
Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
X 337,506,386 CONTINGENT CAPITAL SECURITIES - 44.7% (28.2% of Total Investments)
X 337,506,386
Banks - 37.0%
$ 2,025 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A (4)
6.750% N/A (3) Baa2 $ 1,953,878
11,060 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (3) Ba2 10,085,945
5,495 Banco Bilbao Vizcaya Argentaria SA (4) 6.125% N/A (3) Ba2 4,379,926
3,120 Banco Mercantil del Norte SA/Grand Cayman, 144A (4) 7.625% N/A (3) Ba2 2,839,685
4,700 Banco Mercantil del Norte SA/Grand Cayman, 144A (4) 7.500% N/A (3) Ba2 4,147,750
10,600 Banco Santander SA , Reg S (4) 7.500% N/A (3) Ba1 10,176,000
6,505 Banco Santander SA 4.750% N/A (3) Ba1 5,062,842
10,185 Barclays PLC 8.000% N/A (3) BBB- 9,394,644
17,495 Barclays PLC 7.750% N/A (3) BBB- 16,463,145
6,440 Barclays PLC 6.125% N/A (3) BBB- 5,531,316
6,985 Barclays PLC 8.000% N/A (3) BBB- 6,118,161
1,600 BNP Paribas SA, 144A 7.000% N/A (3) BBB 1,427,840
2,500 BNP Paribas SA, 144A 9.250% N/A (3) BBB 2,571,000
5,050 BNP Paribas SA, 144A 7.375% N/A (3) BBB 4,854,921
11,170 BNP Paribas SA, 144A 7.750% N/A (3) BBB 10,667,350
8,315 BNP Paribas SA, 144A 6.625% N/A (3) BBB 7,923,364
10,445 Credit Agricole SA, 144A 8.125% N/A (3) BBB 10,348,927
7,754 Credit Agricole SA, 144A (4) 7.875% N/A (3) BBB 7,608,612
525 Danske Bank A/S , Reg S 4.375% N/A (3) BBB- 446,106
1,600 Danske Bank A/S , Reg S (4) 7.000% N/A (3) BBB- 1,488,320
1,980 HSBC Holdings PLC 8.000% N/A (3) BBB 1,965,150
23,364 HSBC Holdings PLC 6.375% N/A (3) BBB 22,140,310
15,965 HSBC Holdings PLC (4) 6.000% N/A (3) BBB 14,105,078
11,365 ING Groep NV , Reg S 6.750% N/A (3) BBB 10,654,688
9,280 ING Groep NV 5.750% N/A (3) BBB 8,081,534
7,585 ING Groep NV 6.500% N/A (3) BBB 7,010,167
3,805 Intesa Sanpaolo SpA , 144A (4) 7.700% N/A (3) BB- 3,462,074
11,980 Lloyds Banking Group PLC (4) 7.500% N/A (3) Baa3 11,522,544
20,395 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 19,336,296
3,350 Macquarie Bank Ltd/London, 144A (4) 6.125% N/A (3) BB+ 2,887,846
9,319 NatWest Group PLC (4) 6.000% N/A (3) Baa3 8,735,631
9,390 NatWest Group PLC 8.000% N/A (3) BBB- 9,295,443
5,180 Nordea Bank Abp , 144A 6.625% N/A (3) BBB+ 4,850,915
2,820 Societe Generale SA, 144A 4.750% N/A (3) BB+ 2,152,506
2,495 Societe Generale SA, 144A 9.375% N/A (3) BB+ 2,368,753
2,066 Societe Generale SA, 144A (4) 6.750% N/A (3) BB 1,616,314
7,791 Societe Generale SA, 144A 7.875% N/A (3) BB+ 7,443,521
6,268 Societe Generale SA, 144A 8.000% N/A (3) BB 5,849,580
2,681 Standard Chartered PLC, 144A 6.000% N/A (3) BBB- 2,528,311
2,000 Standard Chartered PLC, 144A 7.750% N/A (3) BBB- 1,937,180
4,370 Standard Chartered PLC, 144A 4.300% N/A (3) BBB- 3,081,287
5,500 UniCredit SpA , Reg S 8.000% N/A (3) BB- 5,308,875
Total Banks 279,823,735

Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Capital Markets - 7.7%
$ 18,750 Credit Suisse Group AG, 144A 7.500% N/A (3) C $ 703,125
10,229 Credit Suisse Group AG, 144A 7.250% N/A (3) C 383,587
7,835 Credit Suisse Group AG, 144A 9.750% N/A (3) C 293,812
8,090 Credit Suisse Group AG, 144A 6.375% N/A (3) Ba2 303,375
10,605 Credit Suisse Group AG, 144A 7.500% N/A (3) C 397,687
19,820 Deutsche Bank AG (4) 6.000% N/A (3) Ba2 14,763,918
13,740 UBS Group AG, 144A (4) 7.000% N/A (3) BBB 12,881,250
14,730 UBS Group AG , Reg S (4) 6.875% N/A (3) BBB 13,275,413
13,675 UBS Group AG , Reg S (4) 7.000% N/A (3) BBB 12,922,875
2,345 UBS Group AG, 144A 3.875% N/A (3) BBB 1,757,609
Total Capital Markets 57,682,651
Total Contingent Capital Securities (cost $425,964,288) 337,506,386
Shares   Description (1) Coupon Ratings (2) Value
X 231,212,780 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 30.6% (19.3% of Total Investments)
X 231,212,780
Banks - 8.8%
93,724 CoBank ACB 6.200% BBB+ $ 8,950,642
159,700 Farm Credit Bank of Texas, 144A (4) 6.750% Baa1 15,570,750
221,181 Fifth Third Bancorp (4) 6.625% Baa3 5,418,934
138,275 KeyCorp 6.125% Baa3 3,109,805
427,000 KeyCorp 6.200% Baa3 9,479,400
337,570 New York Community Bancorp Inc 6.375% Ba2 7,902,514
219,461 Regions Financial Corp 6.375% Baa3 5,258,286
67,764 Regions Financial Corp 5.700% Baa3 1,568,059
91,115 Synovus Financial Corp 5.875% BB- 1,927,993
68,200 Wells Fargo & Co 4.750% Baa2 1,372,184
141,500 Western Alliance Bancorp 4.250% Ba3 2,235,700
160,747 Wintrust Financial Corp 6.875% BB 3,804,881
Total Banks 66,599,148
Capital Markets - 3.4%
55,114 Goldman Sachs Group Inc /The 5.500% BB+ 1,383,362
203,611 Morgan Stanley 5.850% BBB 5,092,311
100,352 Morgan Stanley 6.375% BBB 2,521,846
72,100 Morgan Stanley 6.500% BBB 1,884,694
110,293 Morgan Stanley 6.875% BBB 2,799,236
484,260 Morgan Stanley (4) 7.125% BBB 12,338,945
Total Capital Markets 26,020,394
Consumer Finance - 0.5%
84,573 Capital One Financial Corp (4) 5.000% Baa3 1,735,438
132,414 Synchrony Financial (4) 5.625% BB- 2,244,417
Total Consumer Finance 3,979,855
Diversified Telecommunication Services - 0.3%
99,300 AT&T Inc (4) 4.750% BBB- 2,073,384
Total Diversified Telecommunication Services 2,073,384
Financial Services - 2.2%
74,600 AgriBank FCB 6.875% BBB+ 7,460,000
114,400 Equitable Holdings Inc 5.250% BBB- 2,456,168
69,518 Federal Agricultural Mortgage Corp 6.000% N/R 1,790,088
204,839 Voya Financial Inc 5.350% BBB- 4,998,072
Total Financial Services 16,704,328

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPC
Shares   Description (1) Coupon Ratings (2) Value
Food Products - 3.0%
295,991 CHS Inc 7.100% N/R $ 7,340,577
279,909 CHS Inc 6.750% N/R 7,020,117
229,411 CHS Inc (4) 7.875% N/R 6,001,392
23,900 Dairy Farmers of America Inc , 144A 7.875% BB+ 2,198,800
Total Food Products 22,560,886
Insurance - 9.3%
226,000 American Equity Investment Life Holding Co 6.625% BB 5,396,880
460,300 American Equity Investment Life Holding Co 5.950% BB 10,614,518
107,800 Aspen Insurance Holdings Ltd 5.625% BB+ 2,209,900
423,677 Aspen Insurance Holdings Ltd 5.950% BB+ 10,219,089
82,800 Assurant Inc 5.250% Baa3 1,761,156
236,052 Athene Holding Ltd 6.375% BBB 5,322,973
411,533 Athene Holding Ltd 6.350% BBB 8,926,151
80,000 Axis Capital Holdings Ltd 5.500% BBB 1,816,800
63,400 Delphi Financial Group Inc 8.054% BBB 1,402,725
319,645 Enstar Group Ltd 7.000% BBB- 7,319,870
219,645 Maiden Holdings North America Ltd 7.750% N/R 3,624,142
273,630 Reinsurance Group of America Inc 5.750% BBB+ 6,931,048
116,700 Reinsurance Group of America Inc 7.125% BBB+ 3,063,375
79,073 Selective Insurance Group Inc 4.600% BBB- 1,371,917
Total Insurance 69,980,544
Oil, Gas & Consumable Fuels - 2.2%
60,200 Energy Transfer LP 7.600% BB 1,391,824
242,497 NuStar Energy LP 10.942% B2 5,594,406
221,982 NuStar Energy LP 12.065% B2 5,498,494
163,651 NuStar Logistics LP 11.994% B 4,179,647
Total Oil, Gas & Consumable Fuels 16,664,371
Trading Companies & Distributors - 0.9%
207,815 Air Lease Corp 6.150% BB+ 4,549,070
76,500 WESCO International Inc 10.625% B+ 2,080,800
Total Trading Companies & Distributors 6,629,870
Total $25 Par (or similar) Retail Preferred (cost $248,582,065) 231,212,780
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 3,411,751 CORPORATE BONDS - 0.5% (0.3% of Total Investments)
X 3,411,751
Banks - 0.2%
$ 1,180 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 $ 1,167,376
Total Banks 1,167,376
Insurance - 0.3%
2,375 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 2,244,375
Total Insurance 2,244,375
Total Corporate Bonds (cost $3,629,000) 3,411,751

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 5,677 COMMON STOCKS - 0.0% (0.0% of Total Investments)
X 5,677
Chemicals - 0.0%
60 LyondellBasell Industries NV, Class A $ 5,677
Total Chemicals 5,677
Total Common Stocks (cost $–) 5,677
Total Long-Term Investments (cost $1,360,923,183) 1,192,260,166
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.5% (0.3% of Total Investments)
3,245,993 REPURCHASE AGREEMENTS - 0.5% (0.3% of Total Investments)
X 3,245,993
$ 3,246 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/23, repurchase price
$3,246,382, collateralized by $3,620,800, U.S. Treasury
Note, 0.750%, due 5/31/26, value $3,310,994
1.440% 5/01/23 $ 3,245,993
Total Repurchase Agreements (cost $3,245,993) 3,245,993
Total Short-Term Investments (cost $3,245,993) 3,245,993
Total Investments (cost $1,364,169,176 ) - 158.5% 1,195,506,159
Borrowings - (26.2)% (8),(9) (197,600,000)
Reverse Repurchase Agreements, including accrued interest - (13.6)%(10) (102,571,821)
TFP Shares, Net - (19.8)%(11) (149,347,105)
Other Assets & Liabilities, Net -  1.1%(12) 8,508,366
Net Assets Applicable to Common Shares - 100% $ 754,495,599
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (13)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 277,500,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 10,754,163 $ 10,754,163
Morgan Stanley
Capital Services, LLC 48,000,000 Receive
1-Month
LIBOR 2.364% Monthly 7/01/19 7/01/26 7/01/28 1,531,116 1,531,116
Total unrealized appreciation on interest rate swaps $ 12,285,279

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ 12,537,204 $ 607,586,368 $ – $ 620,123,572
Contingent Capital Securities – 337,506,386 – 337,506,386
$25 Par (or similar) Retail Preferred 211,200,613 20,012,167 – 231,212,780
Corporate Bonds – 3,411,751 – 3,411,751
Common Stocks 5,677 – – 5,677
Short-Term Investments:
Repurchase Agreements – 3,245,993 – 3,245,993
Investments in Derivatives:
Interest Rate Swaps* – 12,285,279 – 12,285,279
Total
$ 223,743,494 $ 984,047,944 $ – $ 1,207,791,438
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $102,138,934 have been pledged as collateral for reverse repurchase agreements.
(5) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$33,394,833.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Contingent Capital Securities (“ CoCos ”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) Borrowings as a percentage of Total Investments is 16.5%.
(9) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $738,019,802 have been pledged as collateral for borrowings.
(10) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 8.6%.
(11) TFP Shares, Net as a percentage of Total Investments is 12.5%.
(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(13) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.